ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 13,973,471	$ 13,721,562
Accrued liabilities	2,155,400	1,941,711
Total accounts payable and accrued expenses	$ 16,128,871	$ 15,663,273